Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	38.00%	41.00%
Japan
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%
Annual Reporting Period Commencing April One Twenty Twelve And April One Twenty Fourteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%
Annual Reporting Period Commencing April One Twenty Fifteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	36.00%
Future Period
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr. 01, 2012
Future Period Two
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr. 01, 2014
Future Period One
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr. 01, 2015